PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 13,400	$ 2,060	¥ 12,865	¥ 10,209